December 2020 Convertible Debenture and Warrants (Details) - USD ($)		12 Months Ended
	Dec. 14, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
December 2020 Convertible Debenture and Warrants (Details) [Line Items]
Net proceeds allocated to convertible debenture	$ 1,540,000	$ 1,540,000
Convertible debenture, description	i) a 9% senior secured convertible debenture (the “2020 Convertible Debenture” or “Debenture”) in the principal amount of $1,600,000, which is convertible up to 800,000 ADSs at $2.00 per ADS at any time, matures 30 months from the date of issuance and accrues interest at 9% per annum payable quarterly in cash or, in lieu of cash payment, in our ADSs, subject to adjustment and certain customary equity conditions; ii) a 2-year warrant (“Series B Warrant”) to purchase 5,000,000 ADS at an exercise price of $2.00 per ADS; iii) a warrant to purchase 1,200,000 ADS (“Series A Warrant”) until December 14, 2027 at an exercise price of $2.45 per ADS; and iv) a 7-year warrant to purchase 7,500,000 ADS (“Series C Warrant”, together with Series A Warrant and Series B Warrant, the “December 2020 Warrants”) at an exercise price of $2.45 per ADS. The exercisability of Series C Warrant shall vest ratably from time to time in proportion to the exercise of the Series B Warrant by the holder. Further, for each $1 million of subscription amount under the 2020 Convertible Debenture and the Series B Warrant, the purchaser shall receive a certificate representing 50,000 ADSs (or such lesser number on a ratable basis if the Subscription Amount is less than $1 million).
Exercise price (in Dollars per share)		$ 2.20
Net proceeds allocated to convertible debenture		$ 206,000
Beneficial Conversion Feature (BCF)		206,000
Issuance costs charged to equity		77,500
Amount paid to the holder		60,000
Remaining unamortized debt discount		784,000
Recognized interest expense		20,000
Contractual interest		7,000
Amortization of the debt discounts and debt issuance cost		13,000
Debenture carrying value		816,000
Series A [Member]
December 2020 Convertible Debenture and Warrants (Details) [Line Items]
Fair value adjustment of warrants		1,220,000
Net proceeds from issuance of warrants		157,000
Aggregate proceeds		737,000
Series B [Member]
December 2020 Convertible Debenture and Warrants (Details) [Line Items]
Fair value adjustment of warrants		2,915,000
Net proceeds from issuance of warrants		375,000
Aggregate proceeds		803,000
Series C [Member]
December 2020 Convertible Debenture and Warrants (Details) [Line Items]
Fair value adjustment of warrants		6,244,000
Net proceeds from issuance of warrants		$ 802,000